Schedule III - Real Estate Assets and Accumulated Depreciation (Details) - Schedule III - Reconciliation of Real Estate Owned - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at January 1	$ 3,384,971	$ 2,329,080
Real estate acquisitions	1,850,294	1,021,204
Net additions to/improvements of real estate	12,936	40,192
Real estate dispositions	(353,492)	(5,505)
Impairment of real estate	(46,226)	0
Balance at December 31	$ 4,848,483	$ 3,384,971